ACCOUNTS AND NOTES RECEIVABLE, NET - Movements in allowance for doubtful accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
ACCOUNTS AND NOTES RECEIVABLE, NET
Balance at beginning of the year	¥ (227,593)	$ (32,998)	¥ (204,124)	¥ (70,861)
Additions	(43,295)	(6,277)	(31,291)	(108,151)
Write-offs	6,932	1,005	7,822	10,640
Balance at end of the year	¥ (263,956)	$ (38,270)	¥ (227,593)	(204,124)
ASU 2016-13 | Cumulative effect of accounting change
ACCOUNTS AND NOTES RECEIVABLE, NET
Balance at beginning of the year				¥ (35,752)